Receivables and Related Allowances - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Gas utility customer accounts receivable balance	$ 136,148